Shareholder Report, Average Annual Return (Details)	10 Months Ended
Aug. 31, 2026
NovaTide Flexible Allocation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.79%
60% MSCI ACWI Index / 40% Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%